Document and Entity Information	Feb. 28, 2023
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Document Period End Date	Feb. 28, 2023
Entity Registrant Name	Columbia Banking System, Inc.
Entity Incorporation, State or Country Code	WA
Entity File Number	000-20288
Entity Tax Identification Number	91-1422237
Entity Address, Address Line One	1301 A Street
Entity Address, City or Town	Tacoma
Entity Address, State or Province	WA
Entity Address, Postal Zip Code	98402-4200
City Area Code	253
Local Phone Number	305-1900
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	COLB
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Description	On March 1, 2023, Columbia Banking System, Inc., a Washington corporation (“Columbia”), filed a Current Report on Form 8-K (the “Original Report”) to report that, effective as of February 28, 2023, after the close of business, Columbia completed its merger with Umpqua Holdings Corporation, an Oregon corporation (“Umpqua”), pursuant to the Agreement and Plan of Merger, dated October 11, 2021, as amended by Amendment No. 1 to the Merger Agreement, dated as of January 9, 2023, (as amended, the “Merger Agreement”) by and among Umpqua, Columbia, and Cascade Merger Sub, Inc., a Delaware corporation and a direct, wholly-owned subsidiary of Columbia (“Merger Sub”). Pursuant to the Merger Agreement, (i) Merger Sub merged with and into Umpqua (the “Merger”), with Umpqua as the surviving entity, and (ii) immediately thereafter, Umpqua merged with and into Columbia, with Columbia as the surviving entity (the “Subsequent Merger” and, together with the Merger, the “Mergers”). Promptly following the closing of the Subsequent Merger, Columbia State Bank, a Washington state-chartered commercial bank and a wholly-owned subsidiary of Columbia, merged with and into Umpqua Bank, an Oregon state-chartered commercial bank and, by virtue of the Mergers, a wholly-owned subsidiary of Columbia (the “Bank Merger”), with Umpqua Bank surviving the Bank Merger.This amendment to the Original Report (the “Amendment”) is being filed to provide the financial statements and pro forma financial information required by Item 9.01 of Form 8-K.The pro forma financial information included in this Amendment has been presented for informational purposes only, as required by Form 8-K. It does not purport to represent the actual results of operations that Columbia and Umpqua would have achieved had the companies been combined during the periods presented in the pro forma financial information and is not intended to project the future results of operations that the combined company may achieve after completion of the Mergers. The pro forma financial information combines the historical consolidated financial position and results of operations of Columbia and Umpqua as a reverse acquisition of Columbia by Umpqua. Columbia has posted to its website a supplemental presentation intended to provide additional information on the accounting treatment of a reverse acquisition.Except as described in this Amendment, all other information in the Original Report remains unchanged.
Entity Central Index Key	0000887343